UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21983

Name of Fund:   NASDAQ Premium Income & Growth Fund Inc. (QQQX)

Fund Address:   P.O. Box 9011
                Princeton, NJ  08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
     NASDAQ Premium Income & Growth Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code:  (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 -  Schedule of Investments

NASDAQ Premium Income & Growth Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                       Shares Held        Value
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.0%                      Boeing Co.                                                 8,617   $     494,185
                                                Ceradyne, Inc. (a)                                        24,712         905,942
                                                General Dynamics Corp.                                     5,525         406,750
                                                L-3 Communications Holdings, Inc.                         43,749       4,301,402
                                                Lockheed Martin Corp.                                      7,793         854,658
                                                Precision Castparts Corp.                                 13,255       1,044,229
                                                United Technologies Corp.                                  6,818         409,489
                                                                                                                   --------------
                                                                                                                       8,416,655
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                                 SkyWest, Inc.                                             64,535       1,031,269
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 12.3%                           Amgen, Inc. (a)                                          114,043       6,759,329
                                                Biogen Idec, Inc. (a)                                     75,964       3,820,230
                                                Celgene Corp. (a)                                         77,342       4,894,202
                                                Crucell NV (a)(b)                                         33,777         525,570
                                                Genzyme Corp. (a)                                         95,711       7,742,063
                                                Gilead Sciences, Inc. (a)                                194,717       8,875,201
                                                OSI Pharmaceuticals, Inc. (a)                             29,620       1,459,970
                                                                                                                   --------------
                                                                                                                      34,076,565
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.7%                          Affiliated Managers Group, Inc. (a)                        8,357         692,377
                                                Northern Trust Corp.                                      16,575       1,196,715
                                                                                                                   --------------
                                                                                                                       1,889,092
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.6%                         East-West Bancorp, Inc.                                   34,885         477,925
                                                SVB Financial Group (a)                                   21,763       1,260,513
                                                                                                                   --------------
                                                                                                                       1,738,438
---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 14.1%                ADC Telecommunications, Inc. (a)                          49,635         419,416
                                                Cisco Systems, Inc. (a)                                  574,235      12,954,742
                                                Comtech Telecommunications Corp. (a)                      27,393       1,348,831
                                                JDS Uniphase Corp. (a)                                    88,085         745,199
                                                QUALCOMM, Inc.                                           368,517      15,835,175
                                                Research In Motion Ltd. (a)                              111,420       7,609,986
                                                                                                                   --------------
                                                                                                                      38,913,349
---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 12.0%                 Apple, Inc. (a)                                          250,786      28,504,337
                                                Dell, Inc. (a)                                           142,605       2,350,130
                                                International Business Machines Corp.                     10,655       1,246,209
                                                NCR Corp. (a)                                             20,212         445,675
                                                Teradata Corp. (a)                                        23,346         455,247
                                                                                                                   --------------
                                                                                                                      33,001,598
---------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.2%            ITT Educational Services, Inc. (a)                         6,451         521,950
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.5%           The NASDAQ Stock Market, Inc. (a)                         47,310       1,446,267
---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 1.3%       Electro Scientific Industries, Inc. (a)                   42,412         603,099
                                                Flir Systems, Inc. (a)                                    28,026       1,076,759
                                                National Instruments Corp.                                27,041         812,582
                                                Smart Modular Technologies WWH, Inc. (a)                  82,509         247,527
                                                Trimble Navigation Ltd. (a)                               32,378         837,295
                                                                                                                   --------------
                                                                                                                       3,577,262
---------------------------------------------------------------------------------------------------------------------------------

NASDAQ Premium Income & Growth Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                       Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.5%              Hercules Offshore, Inc. (a)                               95,526   $   1,448,174
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.5%                 The Kroger Co.                                            18,325         503,571
                                                Walgreen Co.                                              32,372       1,002,237
                                                                                                                   --------------
                                                                                                                       1,505,808
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.9%         ArthroCare Corp. (a)                                      22,038         610,893
                                                Intuitive Surgical, Inc. (a)                               5,914       1,425,156
                                                Kinetic Concepts, Inc. (a)                                12,565         359,233
                                                                                                                   --------------
                                                                                                                       2,395,282
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 1.6%         Express Scripts, Inc. (a)                                 46,385       3,424,141
                                                Lincare Holdings, Inc. (a)                                32,628         981,777
                                                                                                                   --------------
                                                                                                                       4,405,918
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.3%            Darden Restaurants, Inc.                                  14,897         426,501
                                                McDonald's Corp.                                           8,335         514,270
                                                                                                                   --------------
                                                                                                                         940,771
---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                       Garmin Ltd.                                               32,545       1,104,577
                                                Mohawk Industries, Inc. (a)                                6,495         437,698
                                                                                                                   --------------
                                                                                                                       1,542,275
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.2%                              Affiliated Computer Services, Inc. Class A (a)            26,823       1,358,048
                                                CSG Systems International, Inc. (a)                       41,042         719,466
                                                Computer Sciences Corp. (a)                               28,942       1,163,179
                                                                                                                   --------------
                                                                                                                       3,240,693
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.2%                                Arch Capital Group Ltd. (a)                               37,983       2,773,898
                                                CNA Financial Corp.                                       18,511         485,729
                                                                                                                   --------------
                                                                                                                       3,259,627
---------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 1.5%                Amazon.com, Inc. (a)                                      58,651       4,267,447
---------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 6.5%             Baidu.com, Inc. (a)(b)                                     4,907       1,218,065
                                                eBay, Inc. (a)                                           230,119       5,150,063
                                                Google, Inc. Class A (a)                                  27,489      11,009,894
                                                Sohu.com, Inc. (a)                                        10,035         559,451
                                                                                                                   --------------
                                                                                                                      17,937,473
---------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 1.2%           Invitrogen Corp. (a)                                      86,863       3,283,421
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.1%                                Eaton Corp.                                               28,248       1,586,973
                                                Middleby Corp. (a)                                        19,491       1,058,556
                                                Terex Corp. (a)                                           11,889         362,852
                                                                                                                   --------------
                                                                                                                       3,008,381
---------------------------------------------------------------------------------------------------------------------------------
Media - 1.4%                                    Cablevision Systems Corp. Class A                         27,391         689,158
                                                Central European Media Enterprises Ltd.
                                                Class A (a)                                                7,821         511,493
                                                Liberty Media Corp. - Entertainment Class A (a)           48,495       1,210,920
                                                Liberty Media Holding Corp. - Capital (a)                 32,325         432,509
                                                Omnicom Group Inc.                                        10,353         399,212
                                                Scholastic Corp.                                          23,558         604,969
                                                                                                                   --------------
                                                                                                                       3,848,261
---------------------------------------------------------------------------------------------------------------------------------

NASDAQ Premium Income & Growth Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%                          Freeport-McMoRan Copper & Gold, Inc. Class B              15,143   $     860,880
                                                Nucor Corp.                                               15,766         622,757
                                                Steel Dynamics, Inc.                                      31,305         535,002
                                                                                                                   --------------
                                                                                                                       2,018,639
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.2%              Chevron Corp.                                              5,562         458,754
---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.7%                        Chattem, Inc. (a)                                         11,344         886,874
                                                USANA Health Sciences, Inc. (a)                           25,524       1,046,229
                                                                                                                   --------------
                                                                                                                       1,933,103
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.9%                          Forest Laboratories, Inc. (a)                             14,252         403,047
                                                GlaxoSmithKline Plc (b)                                   11,260         489,360
                                                Teva Pharmaceutical Industries Ltd. (b)                  157,379       7,206,384
                                                                                                                   --------------
                                                                                                                       8,098,791
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 0.5%    Boston Properties, Inc.                                    9,922         929,295
                                                ProLogis                                                  13,238         546,332
                                                                                                                   --------------
                                                                                                                       1,475,627
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.2%                              CSX Corp.                                                  7,878         429,902
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                  ASML Holding NV (b)                                      160,266       2,822,284
Equipment - 9.7%                                Cabot Microelectronics Corp. (a)                          37,049       1,188,532
                                                Diodes, Inc. (a)                                          56,346       1,039,584
                                                Integrated Device Technology, Inc. (a)                   105,454         820,432
                                                Intel Corp.                                              575,120      10,771,998
                                                International Rectifier Corp. (a)                         21,906         416,652
                                                Intersil Corp. Class A                                    63,300       1,049,514
                                                MEMC Electronic Materials, Inc. (a)                       19,421         548,837
                                                Microsemi Corp. (a)                                       47,380       1,207,242
                                                Nvidia Corp. (a)                                         159,823       1,711,704
                                                Texas Instruments, Inc.                                  123,999       2,665,979
                                                Varian Semiconductor Equipment
                                                Associates, Inc. (a)                                      13,632         342,436
                                                Xilinx, Inc.                                              72,236       1,693,934
                                                Zoran Corp. (a)                                           73,121         596,667
                                                                                                                   --------------
                                                                                                                      26,875,795
---------------------------------------------------------------------------------------------------------------------------------
Software - 18.6%                                Adobe Systems, Inc. (a)                                  243,861       9,625,194
                                                Ansys, Inc. (a)                                           19,786         749,296
                                                Factset Research Systems, Inc.                            18,192         950,532
                                                McAfee, Inc. (a)                                          30,899       1,049,330
                                                Microsoft Corp.                                          697,476      18,615,634
                                                Oracle Corp. (a)                                         593,256      12,049,029
                                                Quality Systems, Inc.                                     20,574         869,457
                                                SAP AG (b)                                                32,367       1,729,369
                                                SPSS, Inc. (a)                                            28,280         830,301
                                                Symantec Corp. (a)                                       213,881       4,187,790
                                                Synopsys, Inc. (a)                                        31,572         629,861
                                                                                                                   --------------
                                                                                                                      51,285,793
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.5%                         Charlotte Russe Holding, Inc. (a)                        116,904       1,198,266
                                                Jos. A. Bank Clothiers, Inc. (a)                          62,482       2,099,395
                                                Ross Stores, Inc.                                         14,785         544,236

NASDAQ Premium Income & Growth Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                       Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
                                                Staples, Inc.                                            106,980   $   2,407,050
                                                Tiffany & Co.                                             16,780         596,026
                                                                                                                   --------------
                                                                                                                       6,844,973
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.7%         Nike, Inc. Class B                                        22,240       1,487,856
                                                Phillips-Van Heusen Corp.                                 11,796         447,186
                                                                                                                   --------------
                                                                                                                       1,935,042
---------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.2%         Houston Wire & Cable Co.                                  28,393         487,508
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Common Stocks
                                                (Cost - $289,312,942) - 100.5%                                       277,539,903
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Face
                                                Short-Term Securities                                  Amount
---------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 0.5%                            State Street Bank & Trust Co., 1%, 10/01/08         $  1,244,232       1,244,232
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Securities
                                                (Cost - $1,244,232) - 0.5%                                             1,244,232
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments Before Options Written
                                                (Cost - $290,557,174*) - 101.0%                                      278,784,135
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                Options Written                                      Contracts
---------------------------------------------------------------------------------------------------------------------------------
Call Options Written                            NASDAQ Index 100, expiring December 2008
                                                at USD 1,800                                                 100        (256,000)
                                                NASDAQ Index 100, expiring December 2008
                                                at USD 1,825                                                 100        (210,500)
                                                NASDAQ Index 100, expiring December 2008
                                                at USD 1,950                                                 105         (60,375)
                                                NASDAQ Index 100, expiring December 2008
                                                at USD 1,975                                                 100         (41,750)
                                                NASDAQ Index 100, expiring November 2008
                                                at USD 1,775                                                 100        (230,500)
                                                NASDAQ Index 100, expiring November 2008
                                                at USD 1,800                                                 100        (182,500)
                                                NASDAQ Index 100, expiring October 2008
                                                at USD 1,750                                                 100         (93,000)
                                                NASDAQ Index 100, expiring October 2008
                                                at USD 1,775                                                 100         (64,500)
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Options Written
                                                (Premiums Received - $4,995,685) - (0.4%)                             (1,139,125)
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments, Net of Options Written
                                                (Cost - $285,561,489)  - 100.6%                                      277,645,010
                                                Liabilities in Excess of Other Assets - (0.6%)                        (1,774,689)
                                                                                                                   --------------
                                                Net Assets - 100.0%                                                $ 275,870,321
                                                                                                                   ==============

      * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

            Aggregate cost                           $ 290,655,498
                                                     =============
            Gross unrealized appreciation            $  27,277,682
            Gross unrealized depreciation              (39,149,045)
                                                     -------------
            Net unrealized depreciation              $ (11,871,363)
                                                     =============
      (a)   Non-income producing security.

      (b)   Depositary receipts.

NASDAQ Premium Income & Growth Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

            o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

                  ---------------------------------------------
                  Valuation   Investments in   Other Financial
                   Inputs       Securities       Instruments*
                  ---------------------------------------------
                  Level 1     $  278,784,135   $    (1,139,125)
                  Level 2                 --                --
                  Level 3                 --                --
                  ---------------------------------------------
                  Total       $  278,784,135   $    (1,139,125)
                              =================================

                  *     Other financial instruments are options.

Item 2 -  Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

          Certifications - Attached hereto

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          NASDAQ Premium Income & Growth Fund Inc.

          By:    /s/ Mitchell M. Cox
                 ---------------------------
                 Mitchell M. Cox
                 Chief Executive Officer (principal executive officer) of NASDAQ Premium Income & Growth Fund Inc.

          Date: November 24, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          By:    /s/ Mitchell M. Cox
                 ---------------------------
                 Mitchell M. Cox
                 Chief Executive Officer (principal executive officer) of NASDAQ Premium Income & Growth Fund Inc.

          Date: November 24, 2008

          By:    /s/ James E. Hillman
                 ---------------------------
                 James E. Hillman
                 Chief Financial Officer (principal financial officer) of NASDAQ Premium Income & Growth Fund Inc.

          Date: November 24, 2008